Balance Sheets (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Current Assets
Cash	$ 207	$ 165
TOTAL CURRENT ASSETS	207	165
TOTAL ASSETS	207	165
CURRENT LIABILITIES
Accounts payable and accrued liabilities	107,767
Current portion of long-term debt	1,440
Lines of credit	51,030
TOTAL CURRENT LIABILITIES	160,237
LONG-TERM LIABILITIES
Notes payable - related-party	7,431	3,145
Notes payable - long-term	6,695	7,720
TOTAL LIABILITIES	174,363	10,865
COMMITMENTS AND CONTINGENCIES
MEMBERS (DEFICIT)	(174,156)	(10,700)
TOTAL LIABILITIES AND MEMBERS EQUITY	$ 207	$ 165